Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
Total	$ 676
Less than 1 year	150
1-3 years	526
Facility Leases [Member]
Other Commitments [Line Items]
Total	676
Less than 1 year	150
1-3 years	$ 526